Net Investments in Properties (Land and Buildings) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012 year	Mar. 31, 2011	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Investments [Line Items]
Real Estate Investment Property, Accumulated Depreciation	$ 126,081,000		$ 135,175,000	$ 122,312,000
Real Estate Investment Property, Net	597,878,000		621,182,000	548,131,000
Foreign Currency Exchange Rate, Translation	1.3339		1.295
Increase In Foreign Currency Exchange Rate	3.00%
Foreign Currency Exchange Rate Impact	2,000,000
Asset Impairment Charges	3,299,000	0	3,751,000	1,140,000	3,516,000
Acquired Finite Lived Intangible Asset Amount	71,700,000		76,600,000
Finite-Lived Intangible Assets, Useful Life, Minimum	1		1
Finite-Lived Intangible Assets, Useful Life, Maximum	40		40
Amortization Of Intangible Assets	1,300,000	500,000	6,000,000	5,600,000	6,600,000
Real Estate Business [Member]
Schedule Of Investments [Line Items]
Land	107,277,000		111,483,000	111,660,000
Investment Building And Building Improvements	506,775,000		534,999,000	448,932,000
Real Estate Investment Property, Accumulated Depreciation	108,245,000		118,054,000	108,032,000
Real Estate Investment Property, Net	505,807,000		528,428,000	452,560,000
Operating Real Estate Business [Member]
Schedule Of Investments [Line Items]
Land	24,031,000		24,031,000	24,030,000
Investment Building And Building Improvements	85,876,000		85,844,000	85,821,000
Real Estate Investment Property, Accumulated Depreciation	17,836,000		17,121,000	14,280,000
Real Estate Investment Property, Net	$ 92,071,000		$ 92,754,000	$ 95,571,000